Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2017	December 31, 2016
Secured loan facilities	222,045	210,130
Less: Deferred financing costs	(1,421)	(1,332)
Total	220,624	208,798
Less - current portion	(16,986)	(10,301)
Long-term portion	203,638	198,497

Maturities of Long-Term Debt
The annual principal payments required to be made after June 30, 2017, taking into consideration the events disclosed in Note 16, are as follows:

Twelve month periods ending	Amount
June 30, 2018	17,493
June 30, 2019	18,481
June 30, 2020	80,418
June 30, 2021	38,304
June 30, 2022	48,437
Total	203,133